INVESTMENT IN JOINT VENTURE	12 Months Ended
Dec. 31, 2015
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN JOINT VENTURE
6.	INVESTMENT IN JOINT VENTURE

We have previously invested $4.1 million for a 51% ownership interest in Internap Japan, a joint venture with NTT-ME Corporation and NTT Holdings. Given the minority interest protections in favor of our joint venture partners, we do not assert control over the joint venture’s operational and financial policies and practices required to account for the joint venture as a subsidiary whose assets, liabilities, revenue and expense would be consolidated. We are, however, able to assert significant influence over the joint venture and, therefore, account for our joint venture investment using the equity-method of accounting.

Our investment activity in the joint venture is summarized below (in thousands):

	Year Ended December 31,
	2015	2014
Investment balance, January 1	$2,622	$2,602
Proportional share of net income	200	259
Unrealized foreign currency translation loss, net	(54)	(239)
Investment balance, December 31	$2,768	$2,622